Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Other Non-Current Assets [Abstract]
Prepayment for purchase of customized equipment	[1]	$ 6,884,675	$ 7,257,752
Prepaid construction fee		1,190,877	1,238,336
Long-term security deposit for land use right	[2]	621,523	630,504
Deductible input VAT		283,420
Loans to third parties	[3]	69,051
Others		1,405
Other non-current assets		$ 9,050,951	$ 9,126,592

[1]	In May 2023, the Group entered into procurement agreements (the “Procurement Agreements”) with three suppliers for the purchase of production equipment. In October and November 2025, the Group entered into three termination agreements. Pursuant to the termination agreements, the customized equipment purchase transactions were terminated, and the suppliers agreed to refund the previously made prepayments of $6,884,675 for equipment purchases by January 2026. As a result, the related capital commitments were relieved upon execution of the termination agreements.
[2]	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District guaranteeing the Group’s investment in the construction of Changzhou manufacturing plants, which will be collected by June 2027.
[3]	Loans to third parties consisted of: i. A loan provided to a third party, with an annual interest rate of 4% and a maturity date of June 7, 2027. ii. An interest-free loan provided to a third party, with a maturity date of October 15, 2026.